Net income from financial instruments measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Net income from financial instruments measured at fair value through profit or loss

3	Net income from financial instruments measured at fair value through profit or loss

	2023	2022	2021
	£m	£m	£m
Net income arising on:
Net Trading activities	4,569	(2,840)	3
Other instruments managed on a fair value basis	(1,174)	5,715	1,730
Net income from financial instruments held for trading or managed on a fair value basis	3,395	2,875	1,733
Financial assets held to meet liabilities under insurance and investment contracts	1,231	(1,429)	1,305
Liabilities to customers under investment contracts	(63)	59	(91)
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	1,168	(1,370)	1,214
Derivatives managed in conjunction with the group's issued debt securities	189	(736)	(337)
Other changes in fair value	(252)	838	329
Changes in fair value of designated debt and related derivatives	(63)	102	(8)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	284	143	493
Year ended 31 Dec	4,784	1,750	3,432